Intangible Assets - Schedule of Goodwill for Cash Generating Units (Detail) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of information for cash-generating units [line items]
Goodwill	£ 1,203	£ 1,203
Personal financial services
Disclosure of information for cash-generating units [line items]
Goodwill	£ 1,169	£ 1,169
Discount rate	14.60%	13.60%
Growth rate beyond initial cash flow projections	1.60%	1.60%
Private banking
Disclosure of information for cash-generating units [line items]
Goodwill	£ 30	£ 30
Discount rate	11.00%	8.90%
Growth rate beyond initial cash flow projections	1.60%	1.60%
Other
Disclosure of information for cash-generating units [line items]
Goodwill	£ 4	£ 4
Discount rate	14.60%	13.60%
Growth rate beyond initial cash flow projections	1.60%	1.60%